UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07270 )

Exact name of registrant as specified in charter:	Putnam Municipal Bond Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Municipal Bond Fund
The fund's portfolio
7/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (166.8%)(a)

	Rating(RAT)	Principal amount	Value

Alabama (1.7%)
Birmingham, G.O. Bonds, Ser. B, AMBAC, 4 3/4s, 3/1/27
(SEG)	Aaa	$3,000,000	$3,048,390
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	400,000	411,232
			3,459,622

Alaska (0.4%)
Northern Tobacco Securitization Corp. Rev. Bonds,
5 1/2s, 6/1/29 (Prerefunded)	AAA	750,000	793,065

Arizona (2.3%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	1,175,000	1,284,181
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	780,000	754,556
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	2,000,000	2,025,140
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	507,591
			4,571,468

Arkansas (1.7%)
Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28
(Prerefunded)	Baa2	2,000,000	2,072,200
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	600,000	606,936
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	280,000	279,983
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	500,000	496,660
			3,455,779

California (14.7%)
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/26	Aaa	2,250,000	927,563
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1),
Class 1, 5s, 9/1/27	BB-/P	455,000	449,303
CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/21	A2	525,000	538,876
(Loyola-Marymount U.), MBIA, zero %, 10/1/21	Aaa	1,300,000	693,199
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s,
7/1/17	Aaa	2,400,000	2,402,520
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,500,000	1,501,110
CA State G.O. Bonds
5 1/8s, 4/1/23	A1	750,000	782,813
5s, 5/1/23	A1	3,000,000	3,104,910
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/2s, 5/1/11	A1	1,000,000	1,059,470
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,760,535
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	270,000	266,398
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	640,000	651,328
Duarte, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, zero %, 11/1/29	Aaa	1,305,000	451,386
Folsom, Pub. Fin. Wtr. Auth. Rev. Bonds, Ser. A, FSA,
5s, 12/1/30	Aaa	3,185,000	3,283,289
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/23	Aaa	1,330,000	635,607
Golden State Tobacco Securitization Corp. Rev. Bonds

Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,632,825
Ser. A-1, 5s, 6/1/33	BBB	1,000,000	934,010
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	60,000	60,627
Ser. A-1, 4 1/2s, 6/1/27	BBB	785,000	742,555
Las Virgenes, Unified School Dist. G.O. Bonds, FSA,
zero %, 11/1/23	Aaa	1,290,000	614,272
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	457,884
Roseville, Cmnty. Fac. Special Tax Bonds
(Dist. No. 1- Westpark), 5 1/4s, 9/1/18	BB/P	875,000	894,023
(Dist. No. 1 - Fiddyment Ranch), Ser. 1, 5s, 9/1/20	BB/P	255,000	252,338
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB/P	1,205,000	1,212,796
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	2,000,000	2,029,280
San Juan, Unified School Dist. G.O. Bonds, FSA, zero
%, 8/1/19	Aaa	1,000,000	590,530
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/F	1,200,000	243,516
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,400,000	1,402,856
			29,575,819

Colorado (5.3%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	125,000	128,124
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	590,000	611,458
(Evangelical Lutheran), 5s, 6/1/29	A3	350,000	351,712
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
B, zero %, 9/1/35 (Prerefunded)	Aaa	27,000,000	3,638,790
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	1,765,000	1,889,256
6 3/8s, 12/15/30 (Prerefunded)	A3	1,735,000	1,887,836
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	Aaa	2,000,000	2,214,580
			10,721,756

Delaware (0.9%)
GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	503,095
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	995,110
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	250,000	246,288
			1,744,493

Florida (5.7%)
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	210,000	207,696
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,515,360
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	543,145
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	372,071
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Hlth.
Care), Ser. E
6s, 10/1/26	A2	2,940,000	3,078,650
6s, 10/1/26 (Prerefunded)	A2	60,000	63,328
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	840,000	874,356
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	715,000	714,371
South Broward, Hosp. Dist. Rev. Bonds (South Broward
Hosp.), 4 3/4s, 5/1/28	Aa3	2,500,000	2,454,525
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A,
5 1/4s, 5/1/39	BB-/P	500,000	460,940
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	500,000	512,655
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	175,000	171,932
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	420,000	415,993
			11,385,022

Georgia (3.2%)
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. B, FSA, 3.63s,
11/1/38	VMIG1	1,390,000	1,390,000
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	400,000	400,516
Henry Cnty., Wtr. & Swr. Auth. Rev. Bonds, FGIC,
5 5/8s, 2/1/30 (Prerefunded)	Aaa	1,875,000	1,974,150
Paulding Cnty., School Dist. G.O. Bonds, 4 3/4s, 2/1/27	AA+	1,500,000	1,525,230
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,070,000	1,075,532
			6,365,428

Idaho (0.5%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	965,000	968,744

Illinois (6.1%)

Chicago, Board of Ed. VRDN, Ser. D-2, CIFG, 3.74s,
3/1/36	VMIG1	1,200,000	1,200,000
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
MBIA, zero %, 1/1/24	Aaa	1,600,000	745,280
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	2,750,000	2,846,498
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26 (Prerefunded)	AAA	1,600,000	1,734,960
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	1,500,000	1,572,810
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,358,698
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	Aaa	1,075,000	585,682
Lake Cnty., Cmnty. School Dist. G.O. Bonds (No. 073
Hawthorn), Ser. 02, FGIC, zero %, 12/1/21	Aaa	1,000,000	516,840
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	700,000	680,050
			12,240,818

Indiana (3.5%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB/F	135,000	135,608
Franklin, Cmnty. Multi-School Bldg. Corp. Rev. Bonds
(First Mtge.), FGIC, 5s, 7/15/26	Aaa	4,215,000	4,367,499
Hamilton Cnty., Pub. Bldg. Corp. G.O. Bonds (First
Mtge.), FSA, 5s, 2/1/26	Aaa	2,525,000	2,616,885
			7,119,992

Iowa (1.7%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,465,000	1,759,626
IA State Rev. Bonds (Honey Creek Premier Destination
Pk.), FSA, 5s, 6/1/28	Aaa	1,545,000	1,606,383
			3,366,009

Kansas (0.1%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	260,645

Kentucky (1.0%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	1,470,000	1,606,931
6 5/8s, 10/1/28	A-/F	405,000	431,487
			2,038,418

Louisiana (0.2%)
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	400,000	411,180

Maine (0.7%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,350,000	1,466,019

Maryland (0.2%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/22	BBB+	475,000	479,598

Massachusetts (13.8%)
MA State Dev. Fin. Agcy. Rev. Bonds
(MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	3,032,144
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	425,000	431,970
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	310,000	323,708
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	1,215,000	1,446,640
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	750,000	806,865
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	11,500,000	11,744,260
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,195,300
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	490,015
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	Aaa	2,690,000	3,494,875
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A, AMBAC, 4 3/4s, 8/15/32	Aaa	2,750,000	2,778,408
			27,744,185

Michigan (4.5%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	1,435,000	1,500,465
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	Aaa	1,000,000	1,200,630
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	75,000	77,438
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	1,050,940
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,042,010

(Midmichigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	1,775,000	1,802,406
(Hosp. Sparrow), 5s, 11/15/24	A1	1,600,000	1,621,728
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	A3	500,000	525,085
MI State U. VRDN, Ser. A, 3.66s, 8/15/32	VMIG1	205,000	205,000
			9,025,702

Minnesota (1.9%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	2,500,000	2,515,875
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
M, 5 3/4s, 1/1/37	Aa1	500,000	529,640
MN State Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
6.05s, 7/1/31	Aa1	430,000	433,986
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	350,000	379,495
			3,858,996

Mississippi (2.1%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	590,395
Ser. B, 6.7s, 4/1/22	Baa2	530,000	620,370
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	2,000,000	2,003,640
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	510,000	522,306
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	435,000	449,177
			4,185,888

Missouri (3.2%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,500,000	1,564,335
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 4.4s, 3/1/14	AAA	205,000	204,299
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.)
5 1/4s, 5/15/32	Aa2	1,000,000	1,027,500
5 1/4s, 5/15/17	Aa2	2,000,000	2,093,120
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. A, GNMA Coll., FNMA Coll., 7.2s, 9/1/26	AAA	140,000	142,157
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	790,000	802,087
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	635,000	663,423
			6,496,921

Nevada (7.7%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,204,750
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	704,172
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 6.1s, 12/1/38	Aaa	3,000,000	3,184,230
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aaa	3,935,000	4,091,298
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	1,000,000	994,800
(No. T-17), 5s, 9/1/25	BB/P	225,000	218,475
(No. T-14), 4 3/4s, 3/1/10	BB/P	1,035,000	1,044,708
			15,442,433

New Jersey (8.9%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	650,000	738,660
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	1,042,990
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,871,485
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	1,000,000	1,017,220
(South Jersey Hosp.), 5s, 7/1/26	Baa1	1,685,000	1,693,341
(South Jersey Hosp.), 5s, 7/1/25	Baa1	355,000	357,268
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,156,784
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	819,413
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness
Hlth. Care Ctr.), AMBAC, 5s, 5/1/27	Aaa	5,405,000	5,597,580
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	1,100,000	1,261,326
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,395,000	1,338,419
			17,894,486

New Mexico (1.4%)
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	787,763
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	330,000	336,468
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,

5.6s, 7/1/38	AAA	1,715,000	1,811,434
			2,935,665

New York (10.1%)
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. B,
MBIA, 5s, 11/15/25	Aaa	3,200,000	3,372,256
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	1,500,000	1,546,440
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	521,880
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	525,415
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB+	250,000	244,500
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/17	AA-	5,905,000	6,696,447
(New York Methodist Hosp.), 5 1/4s, 7/1/11	Baa2	1,140,000	1,171,954
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,043,780
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 6/30/04, cost
$1,141,503) (RES)	BB/P	1,100,000	1,138,269
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	2,250,000	2,309,018
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	650,000	702,709
			20,272,668

North Carolina (6.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,074,920
Ser. B, 5.65s, 1/1/16	Baa2	1,000,000	1,039,890
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	506,275
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	3,000,000	3,191,490
Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	5,400,000	5,687,712
			12,500,287

North Dakota (1.5%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	2,000,000	2,154,120
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA, 5s, 4/1/21	Aaa	935,000	977,730
			3,131,850

Ohio (1.7%)
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	595,878
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	522,240
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,170,000	2,331,882
			3,450,000

Oklahoma (3.6%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s,
11/1/24	Aaa	1,730,000	1,903,813
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,075,000	1,124,063
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	285,000	296,243
OK State Cap. Impt. State Facs. Auth. VRDN (Higher
Ed.), Ser. D-2, CIFG, 3.74s, 7/1/32	VMIG1	3,900,000	3,900,000
			7,224,119

Oregon (0.6%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	520,000	515,720
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	680,000	691,261
			1,206,981

Pennsylvania (11.6%)
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	2,080,242
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	530,000	536,842
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	580,000	594,349
Dauphin Cnty., Hosp. Auth. Rev. Bonds (Hapsco-Western
PA Hosp.), Ser. A, MBIA, 6 1/2s, 7/1/12	Aaa	5,000,000	5,006,000
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,630,275
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh

Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,013,510
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B+	400,000	402,080
6 1/2s, 1/1/13	B+	1,000,000	1,004,690
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	776,385
(Philadelphia U.), 5s, 6/1/30	Baa2	780,000	782,956
(Philadelphia U.), 5s, 6/1/22	Baa2	300,000	303,465
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,
9/1/25	Aaa	2,505,000	2,589,318
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,466,136	2,932
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	1,000,000	937,430
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	850,000	924,460
5 7/8s, 12/1/31	A	250,000	263,610
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	3,000,000	3,362,190
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,000,000	1,084,770
			23,295,504

Puerto Rico (1.7%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	Baa3	250,000	262,728
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	3,000,000	3,209,610
			3,472,338

South Carolina (4.3%)
Lexington Cnty., Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5s, 11/1/23	A+	1,340,000	1,351,671
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,000,000	1,119,220
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	700,000	788,536
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,335,000	1,475,309
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	165,000	182,342
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30	BBB	2,000,000	2,236,720
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/28	BBB	1,500,000	1,584,720
			8,738,518

South Dakota (0.4%)
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford
Hlth.)
5s, 11/1/21	AA-	250,000	255,988
5s, 11/1/20	AA-	500,000	513,945
			769,933

Tennessee (2.2%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	2,425,000	2,769,399
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	630,000	704,157
6 1/2s, 9/1/26 (Prerefunded)	AAA	370,000	413,553
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	480,000	477,970
			4,365,079

Texas (16.2%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	1,500,000	1,480,740
Brazoria Cnty., Brazos River Harbor Naval Dist. VRDN
(Dow Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	170,000	168,188
Coppell, Indpt. School Dist. G.O. Bonds, PSFG, zero %,
8/15/21	Aaa	2,870,000	1,509,792
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev.
Bonds, Ser. A, FGIC, 5 3/4s, 11/1/13	Aaa	5,000,000	5,318,050
Frisco Indpt. School Dist. G.O. Bonds (School Bldg.),
Ser. B, MBIA, 5s, 7/15/28	Aaa	2,515,000	2,589,268
Galena Pk., Indpt. School Dist. G.O. Bonds, PSFG, zero
%, 8/15/28	Aaa	5,270,000	1,943,260
Gulf Coast, Waste Disp. Auth. Rev. Bonds (Valero
Energy Corp.), 6.65s, 4/1/32	BBB	1,000,000	1,062,840
Humble, Indpt. School Dist. G.O. Bonds (School Bldg.),
Ser. A, FSA, 4 3/4s, 2/15/30	Aaa	1,900,000	1,902,850
New Caney, Indpt. School Dist. G.O. Bonds, FGIC, 5s,
2/15/29	Aaa	2,405,000	2,473,855
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,567,380
San Antonio, Muni. Drain Util. Syst. Rev. Bonds, MBIA,

5 1/4s, 2/1/23	Aaa	2,945,000	3,116,811
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,056,830
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	8,000,000	8,482,160
			32,672,024

Utah (0.4%)
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	675,000	700,191

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23,
FSA, 5s, 5/1/34	Aaa	260,000	264,399

Virginia (1.9%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	500,000	519,040
Richmond, Pub. Util. Rev. Bonds, FSA, 5s, 1/15/27	Aaa	2,000,000	2,084,500
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp. Hlth. Syst.), 5 1/4s, 6/15/26	A3	1,250,000	1,292,900
			3,896,440

Washington (5.7%)
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A, 5s, 12/1/21	A	940,000	976,058
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	966,960
6 1/2s, 6/1/26	BBB	2,250,000	2,409,345
WA State G.O. Bonds, Ser. E, MBIA
5s, 1/1/28	Aaa	3,125,000	3,236,375
5s, 1/1/27	Aaa	3,680,000	3,815,866
			11,404,604

West Virginia (1.3%)
West Virginia U. Rev. Bonds, Ser. C, FGIC, 5s, 10/1/28	Aaa	2,530,000	2,623,812

Wisconsin (3.9%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	2,600,000	2,815,098
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28	BBB	2,600,000	2,842,476
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Wheaton Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A-	1,600,000	1,733,920
(Ascension Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	560,000	565,757
			7,957,251

TOTAL INVESTMENTS

Total investments (cost $326,228,394) (b)			$335,954,149

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 5 yr (Short)	150	$15,820,313	Sep-07	$(251,069)

NOTES

(a) Percentages indicated are based on net assets of $201,453,319.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(NON) Non-income producing security.

(b) The aggregate identified cost on a tax basis is $326,238,873, resulting in gross unrealized appreciation and depreciation of $13,006,538 and $3,291,262, respectively, or net unrealized appreciation of $9,715,276.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2007 was $1,138,269 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN) and Mandatory Put Bonds are the current interest rates at July 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at July 31, 2007 (as a percentage of net assets):

Health care	45.8%
Utilities	23.9
Local Government	20.7
State Government	14.9
Transportation	11.3
Air Transportation	10.1

The fund had the following insurance concentrations greater than 10% at July 31, 2007 (as a percentage of net assets):

AMBAC	21.4%
MBIA	17.6
FGIC	14.7
FSA	11.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Bond Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007